Schedule of Investments (unaudited)
June 30, 2023
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.(a)	460,827	$ 26,617,367
Kaman Corp.	394,541	9,599,182
Moog, Inc., Class A	156,935	17,016,462
National Presto Industries, Inc.	70,963	5,194,492
Triumph Group, Inc.(a)	910,856	11,267,289
		69,694,792
Air Freight & Logistics — 0.3%
Hub Group, Inc., Class A(a)	252,573	20,286,663
Automobile Components — 1.6%
American Axle & Manufacturing Holdings, Inc.(a)	1,639,585	13,559,368
Dana, Inc.	1,795,816	30,528,872
Gentherm, Inc.(a)(b)	181,016	10,229,214
LCI Industries	176,683	22,325,664
Patrick Industries, Inc.	297,138	23,771,040
Standard Motor Products, Inc.	264,066	9,907,756
		110,321,914
Automobiles — 0.2%
Winnebago Industries, Inc.(b)	231,192	15,418,194
Banks — 7.3%
Ameris Bancorp	358,260	12,256,075
Atlantic Union Bankshares Corp.	622,573	16,155,769
Axos Financial, Inc.(a)(b)	338,462	13,348,941
Banc of California, Inc.	754,735	8,739,831
Bank of Hawaii Corp.	270,225	11,141,377
BankUnited, Inc.	1,043,409	22,485,464
Berkshire Hills Bancorp, Inc.	261,698	5,424,999
Brookline Bancorp, Inc.	1,220,743	10,669,294
Capitol Federal Financial, Inc.	1,764,294	10,885,694
Central Pacific Financial Corp.	306,136	4,809,397
Community Bank System, Inc.	323,528	15,166,993
Customers Bancorp, Inc.(a)	206,669	6,253,804
Eagle Bancorp, Inc.	377,077	7,978,949
FB Financial Corp.	246,604	6,917,242
First Bancorp/Southern Pines NC	226,259	6,731,205
First Commonwealth Financial Corp.	641,129	8,110,282
First Financial Bancorp	596,600	12,194,504
First Hawaiian, Inc.	852,136	15,346,969
Fulton Financial Corp.	529,051	6,306,288
Hilltop Holdings, Inc.	646,886	20,351,034
Hope Bancorp, Inc.	1,687,125	14,205,592
Independent Bank Corp.	297,007	13,219,782
Independent Bank Group, Inc.	497,440	17,176,603
National Bank Holdings Corp., Class A	180,414	5,239,223
Northfield Bancorp, Inc.	264,097	2,899,785
Northwest Bancshares, Inc.	846,036	8,967,982
Pacific Premier Bancorp, Inc.	1,340,158	27,714,467
PacWest Bancorp(b)	1,645,363	13,409,708
Pathward Financial, Inc.	80,744	3,743,292
Provident Financial Services, Inc.	1,057,779	17,284,109
Renasant Corp.	786,592	20,553,649
S&T Bancorp, Inc.	169,878	4,618,983
Seacoast Banking Corp. of Florida	537,457	11,877,800
Simmons First National Corp., Class A	1,781,715	30,734,584
Southside Bancshares, Inc.	168,758	4,414,709
Tompkins Financial Corp.	63,741	3,550,374
Triumph Financial, Inc.(a)(b)	119,563	7,259,865
TrustCo Bank Corp.	92,455	2,645,138
Trustmark Corp.	266,437	5,627,149
United Community Banks, Inc.	566,595	14,159,209
Security	Shares	Value
Banks (continued)
Veritex Holdings, Inc.	374,183	$ 6,709,101
Washington Federal, Inc.	416,706	11,051,043
WSFS Financial Corp.	843,942	31,833,492
		500,169,750
Beverages — 0.1%
National Beverage Corp.(a)	104,002	5,028,497
Biotechnology — 1.0%
Anika Therapeutics, Inc.(a)	99,880	2,594,882
Avid Bioservices, Inc.(a)(b)	273,411	3,819,552
Coherus Biosciences, Inc.(a)	461,386	1,970,118
Emergent BioSolutions, Inc.(a)(b)	626,241	4,602,871
Enanta Pharmaceuticals, Inc.(a)(b)	170,239	3,643,115
Ironwood Pharmaceuticals, Inc., Class A(a)	699,122	7,438,658
Myriad Genetics, Inc.(a)(b)	1,139,911	26,423,137
Vanda Pharmaceuticals, Inc.(a)	799,744	5,270,313
Vericel Corp.(a)(b)	286,487	10,763,317
		66,525,963
Building Products — 2.0%
American Woodmark Corp.(a)	233,084	17,800,625
Apogee Enterprises, Inc.	133,590	6,341,517
AZZ, Inc.	349,051	15,169,757
Gibraltar Industries, Inc.(a)(b)	425,008	26,741,504
Insteel Industries, Inc.(b)	148,035	4,606,849
Masterbrand, Inc.(a)	1,800,667	20,941,757
Quanex Building Products Corp.	198,973	5,342,425
Resideo Technologies, Inc.(a)	2,057,662	36,338,311
		133,282,745
Capital Markets — 0.6%
Artisan Partners Asset Management, Inc., Class A	132,137	5,194,305
B Riley Financial, Inc.(b)	111,764	5,138,909
Brightsphere Investment Group, Inc.(b)	215,747	4,519,900
Donnelley Financial Solutions, Inc.(a)(b)	176,904	8,054,439
Moelis & Co., Class A	112,503	5,100,886
Virtus Investment Partners, Inc.	47,009	9,282,867
WisdomTree, Inc.	713,238	4,892,813
		42,184,119
Chemicals — 1.4%
AdvanSix, Inc.	384,307	13,443,059
FutureFuel Corp.	156,559	1,385,547
HB Fuller Co.	271,525	19,416,753
Koppers Holdings, Inc.	291,721	9,947,686
Mativ Holdings, Inc.	768,384	11,617,966
Minerals Technologies, Inc.	454,800	26,237,412
Stepan Co.	104,035	9,941,585
Trinseo PLC	490,500	6,214,635
		98,204,643
Commercial Services & Supplies — 3.4%
ABM Industries, Inc.	924,710	39,438,882
Brady Corp., Class A, NVS	226,165	10,758,669
CoreCivic, Inc.(a)	1,585,637	14,920,844
Deluxe Corp.	608,877	10,643,170
Enviri Corp.(a)(b)	1,117,051	11,025,293
GEO Group, Inc.(a)	1,765,734	12,642,655
Healthcare Services Group, Inc.	1,035,074	15,453,655
HNI Corp.	647,980	18,260,076
Interface, Inc., Class A	810,010	7,119,988
Liquidity Services, Inc.(a)	147,951	2,441,192
Matthews International Corp., Class A	426,766	18,188,767
MillerKnoll, Inc.	1,059,672	15,661,952
OPENLANE, Inc.(a)(b)	1,525,945	23,224,883

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Pitney Bowes, Inc.	2,083,630	$ 7,376,050
UniFirst Corp.	86,767	13,449,753
Viad Corp.(a)	290,997	7,821,999
		228,427,828
Communications Equipment — 1.0%
ADTRAN Holdings, Inc.	312,878	3,294,605
NETGEAR, Inc.(a)	405,062	5,735,678
Viasat, Inc.(a)(b)	1,068,509	44,086,681
Viavi Solutions, Inc.(a)(b)	1,489,857	16,880,080
		69,997,044
Construction & Engineering — 1.1%
Arcosa, Inc.	230,752	17,484,079
Dycom Industries, Inc.(a)(b)	131,617	14,958,272
Granite Construction, Inc.(b)	613,213	24,393,613
MYR Group, Inc.(a)	116,565	16,125,602
		72,961,566
Consumer Finance — 1.8%
Bread Financial Holdings, Inc.	449,442	14,107,984
Encore Capital Group, Inc.(a)(b)	329,019	15,996,904
Enova International, Inc.(a)(b)	437,371	23,233,147
EZCORP, Inc., Class A, NVS(a)	731,510	6,130,054
Navient Corp.	1,378,586	25,614,128
PRA Group, Inc.(a)(b)	548,813	12,540,377
PROG Holdings, Inc.(a)(b)	652,931	20,972,144
World Acceptance Corp.(a)(b)	46,680	6,255,587
		124,850,325
Consumer Staples Distribution & Retail — 1.0%
Andersons, Inc.	246,924	11,395,542
Chefs’ Warehouse, Inc.(a)	186,555	6,671,207
PriceSmart, Inc.	350,982	25,993,727
SpartanNash Co.	492,060	11,076,271
United Natural Foods, Inc.(a)(b)	832,263	16,270,742
		71,407,489
Containers & Packaging — 0.4%
O-I Glass, Inc.(a)(b)	1,174,886	25,060,318
Diversified Consumer Services — 0.5%
Frontdoor, Inc.(a)	549,657	17,534,058
Mister Car Wash, Inc.(a)(b)	546,590	5,274,594
Perdoceo Education Corp.(a)(b)	352,055	4,319,715
Strategic Education, Inc.	134,772	9,142,932
		36,271,299
Diversified REITs — 1.5%
Alexander & Baldwin, Inc.	1,013,507	18,830,960
American Assets Trust, Inc.	728,035	13,978,272
Armada Hoffler Properties, Inc.	335,298	3,916,281
Essential Properties Realty Trust, Inc.	2,082,793	49,028,947
Global Net Lease, Inc.	1,455,039	14,957,801
		100,712,261
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.	245,990	16,552,667
Consolidated Communications Holdings, Inc.(a)	1,052,698	4,031,833
Lumen Technologies, Inc.	12,946,999	29,260,218
		49,844,718
Electric Utilities — 0.3%
Otter Tail Corp.	227,932	17,997,511
Security	Shares	Value
Electrical Equipment — 0.2%
Powell Industries, Inc.	127,688	$ 7,736,616
SunPower Corp.(a)(b)	525,560	5,150,488
		12,887,104
Electronic Equipment, Instruments & Components — 4.2%
Arlo Technologies, Inc.(a)	644,921	7,036,088
Benchmark Electronics, Inc.	499,116	12,892,166
ePlus, Inc.(a)	196,040	11,037,052
Insight Enterprises, Inc.(a)(b)	405,040	59,273,554
Itron, Inc.(a)	635,524	45,821,281
Knowles Corp.(a)(b)	1,280,404	23,124,096
Methode Electronics, Inc.	241,787	8,104,700
OSI Systems, Inc.(a)	106,252	12,519,673
PC Connection, Inc.	157,877	7,120,253
Rogers Corp.(a)(b)	260,347	42,157,990
Sanmina Corp.(a)	440,427	26,544,535
ScanSource, Inc.(a)	348,863	10,312,390
TTM Technologies, Inc.(a)	1,437,418	19,980,110
		285,923,888
Energy Equipment & Services — 2.0%
Archrock, Inc.	1,882,873	19,299,448
Bristow Group, Inc.(a)	329,959	9,479,722
Core Laboratories, Inc.(b)	339,128	7,884,726
Dril-Quip, Inc.(a)(b)	223,567	5,202,404
Helix Energy Solutions Group, Inc.(a)	1,992,215	14,702,547
Helmerich & Payne, Inc.	601,782	21,333,172
Nabors Industries Ltd.(a)	40,890	3,803,997
NexTier Oilfield Solutions, Inc.(a)	1,149,271	10,274,483
Oceaneering International, Inc.(a)	394,173	7,371,035
Oil States International, Inc.(a)(b)	896,530	6,697,079
Patterson-UTI Energy, Inc.	933,666	11,175,982
ProPetro Holding Corp.(a)(b)	1,356,418	11,176,884
U.S. Silica Holdings, Inc.(a)(b)	450,823	5,468,483
		133,869,962
Entertainment — 0.4%
Cinemark Holdings, Inc.(a)(b)	1,512,180	24,950,970
Marcus Corp.(b)	342,339	5,076,887
		30,027,857
Financial Services — 1.3%
EVERTEC, Inc.	319,129	11,753,521
NMI Holdings, Inc., Class A(a)	571,763	14,762,921
Payoneer Global, Inc.(a)	1,635,688	7,867,659
Radian Group, Inc.	683,869	17,288,208
Walker & Dunlop, Inc.	433,598	34,293,266
		85,965,575
Food Products — 1.1%
B&G Foods, Inc.	1,011,772	14,083,866
Calavo Growers, Inc.	248,180	7,202,184
Fresh Del Monte Produce, Inc.	430,411	11,065,867
Hain Celestial Group, Inc.(a)	1,248,086	15,613,556
John B Sanfilippo & Son, Inc.	48,729	5,714,450
Seneca Foods Corp., Class A(a)	74,737	2,442,405
TreeHouse Foods, Inc.(a)(b)	376,382	18,962,125
		75,084,453
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	82,252	9,787,988
Northwest Natural Holding Co.	181,023	7,793,040
		17,581,028
Ground Transportation — 1.1%
ArcBest Corp.(b)	334,878	33,085,947

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Heartland Express, Inc.	229,998	$ 3,774,267
RXO, Inc.(a)(b)	1,635,302	37,072,296
		73,932,510
Health Care Equipment & Supplies — 2.9%
AngioDynamics, Inc.(a)(b)	547,218	5,707,484
Artivion, Inc.(a)(b)	572,205	9,836,204
Avanos Medical, Inc.(a)(b)	653,880	16,713,173
CONMED Corp.(b)	218,006	29,624,835
Embecta Corp.	425,441	9,189,525
Glaukos Corp.(a)	222,908	15,873,279
Integer Holdings Corp.(a)(b)	465,528	41,250,436
LeMaitre Vascular, Inc.	84,242	5,667,802
NuVasive, Inc.(a)(b)	733,352	30,500,110
OraSure Technologies, Inc.(a)(b)	1,020,238	5,111,392
Orthofix Medical, Inc.(a)	486,137	8,779,634
Tandem Diabetes Care, Inc.(a)(b)	362,015	8,883,848
Varex Imaging Corp.(a)(b)	566,049	13,341,775
		200,479,497
Health Care Providers & Services — 3.1%
Agiliti, Inc.(a)(b)	260,700	4,301,550
Apollo Medical Holdings, Inc.(a)(b)	564,431	17,836,020
Community Health Systems, Inc.(a)(b)	1,776,825	7,818,030
CorVel Corp.(a)	44,543	8,619,070
Enhabit, Inc.(a)(b)	700,923	8,060,614
Fulgent Genetics, Inc.(a)	152,497	5,646,964
ModivCare, Inc.(a)(b)	178,369	8,064,062
NeoGenomics, Inc.(a)(b)	1,783,769	28,665,168
Owens & Minor, Inc.(a)	1,067,788	20,330,684
Pediatrix Medical Group, Inc.(a)	1,152,092	16,371,227
RadNet, Inc.(a)(b)	801,639	26,149,464
Select Medical Holdings Corp.	1,458,508	46,468,065
U.S. Physical Therapy, Inc.	80,422	9,762,427
		208,093,345
Health Care REITs — 0.4%
CareTrust REIT, Inc.	529,611	10,518,074
Community Healthcare Trust, Inc.	136,603	4,510,631
LTC Properties, Inc.	202,291	6,679,649
Universal Health Realty Income Trust	62,676	2,982,124
		24,690,478
Health Care Technology — 0.6%
Certara, Inc.(a)	620,750	11,303,858
Computer Programs & Systems, Inc.(a)	94,076	2,322,736
HealthStream, Inc.	123,048	3,022,059
Schrodinger, Inc.(a)(b)	419,316	20,932,255
Simulations Plus, Inc.	73,512	3,185,275
		40,766,183
Hotel & Resort REITs — 1.9%
Chatham Lodging Trust	681,739	6,381,077
DiamondRock Hospitality Co.	2,939,571	23,545,964
Pebblebrook Hotel Trust(b)	1,726,427	24,066,392
Service Properties Trust	2,318,207	20,145,219
Summit Hotel Properties, Inc.	1,504,703	9,795,617
Sunstone Hotel Investors, Inc.	2,895,227	29,299,697
Xenia Hotels & Resorts, Inc.	1,529,794	18,831,764
		132,065,730
Hotels, Restaurants & Leisure — 2.5%
BJ’s Restaurants, Inc.(a)	329,809	10,487,926
Bloomin’ Brands, Inc.	513,701	13,813,420
Brinker International, Inc.(a)(b)	618,785	22,647,531
Cheesecake Factory, Inc.	667,160	23,070,393
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Chuy’s Holdings, Inc.(a)	115,913	$ 4,731,569
Cracker Barrel Old Country Store, Inc.	309,669	28,854,957
Dave & Buster’s Entertainment, Inc.(a)	246,874	11,000,706
Dine Brands Global, Inc.	87,232	5,062,073
El Pollo Loco Holdings, Inc.	269,231	2,361,156
Golden Entertainment, Inc.(a)(b)	120,548	5,038,906
Sabre Corp.(a)(b)	2,882,044	9,193,720
Shake Shack, Inc., Class A(a)(b)	246,527	19,160,079
Six Flags Entertainment Corp.(a)	591,985	15,379,770
		170,802,206
Household Durables — 5.0%
Century Communities, Inc.	398,481	30,531,614
Installed Building Products, Inc.	110,962	15,552,434
iRobot Corp.(a)(b)	381,537	17,264,549
La-Z-Boy, Inc.	604,462	17,311,792
LGI Homes, Inc.(a)	289,682	39,075,205
M/I Homes, Inc.(a)(b)	389,155	33,930,425
MDC Holdings, Inc.	818,199	38,267,167
Meritage Homes Corp.	514,218	73,157,795
Sonos, Inc.(a)(b)	1,793,812	29,292,950
Tri Pointe Homes, Inc.(a)(b)	1,400,499	46,020,397
		340,404,328
Household Products — 0.4%
Central Garden & Pet Co.(a)	69,044	2,676,836
Central Garden & Pet Co., Class A, NVS(a)(b)	300,692	10,963,230
WD-40 Co.(b)	66,561	12,556,733
		26,196,799
Industrial REITs — 0.6%
LXP Industrial Trust	4,092,844	39,905,229
Insurance — 3.0%
Ambac Financial Group, Inc.(a)	634,324	9,032,774
American Equity Investment Life Holding Co.	424,612	22,126,531
AMERISAFE, Inc.	120,263	6,412,423
Assured Guaranty Ltd.	405,951	22,652,066
Employers Holdings, Inc.	184,256	6,893,017
Genworth Financial, Inc., Class A(a)	6,689,277	33,446,385
HCI Group, Inc.	94,681	5,849,392
Horace Mann Educators Corp.	574,504	17,039,789
James River Group Holdings Ltd.	527,798	9,637,592
Mercury General Corp.	372,382	11,272,003
ProAssurance Corp.	757,634	11,432,697
Safety Insurance Group, Inc.	89,361	6,408,971
SiriusPoint Ltd.(a)	1,201,621	10,850,638
Stewart Information Services Corp.	382,057	15,717,825
United Fire Group, Inc.	303,626	6,880,165
Universal Insurance Holdings, Inc.	382,194	5,897,253
		201,549,521
Interactive Media & Services — 0.6%
Cargurus, Inc.(a)(b)	622,776	14,093,421
QuinStreet, Inc.(a)(b)	344,313	3,040,284
Shutterstock, Inc.	175,726	8,552,584
Yelp, Inc.(a)(b)	405,095	14,749,509
		40,435,798
IT Services — 0.3%
Perficient, Inc.(a)(b)	209,899	17,490,884
Leisure Products — 0.3%
Sturm Ruger & Co., Inc.	96,145	5,091,839
Vista Outdoor, Inc.(a)(b)	439,909	12,172,282
		17,264,121

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services — 0.1%
Cytek Biosciences, Inc.(a)(b)	623,992	$ 5,328,892
Mesa Laboratories, Inc.	26,928	3,460,248
		8,789,140
Machinery — 4.3%
3D Systems Corp.(a)(b)	1,837,712	18,248,480
Alamo Group, Inc.	38,931	7,159,800
Astec Industries, Inc.	318,280	14,462,643
Barnes Group, Inc.	707,571	29,852,420
CIRCOR International, Inc.(a)	285,692	16,127,313
Enerpac Tool Group Corp.(b)	271,682	7,335,414
ESCO Technologies, Inc.(b)	115,486	11,967,814
Greenbrier Cos., Inc.	447,285	19,277,984
John Bean Technologies Corp.(b)	445,205	54,003,367
Kennametal, Inc.	1,122,470	31,866,923
Proto Labs, Inc.(a)(b)	367,132	12,834,935
SPX Technologies, Inc.(a)(b)	242,276	20,586,192
Standex International Corp.	53,229	7,530,307
Tennant Co.	258,544	20,970,504
Trinity Industries, Inc.	466,154	11,984,819
Wabash National Corp.	278,793	7,148,253
		291,357,168
Media — 1.2%
AMC Networks, Inc., Class A(a)(b)	401,841	4,802,000
DISH Network Corp., Class A(a)(b)	3,534,107	23,289,765
EW Scripps Co., Class A, NVS(a)(b)	818,627	7,490,437
John Wiley & Sons, Inc., Class A	596,327	20,293,008
Scholastic Corp., NVS	409,059	15,908,304
Thryv Holdings, Inc.(a)(b)	434,238	10,682,255
		82,465,769
Metals & Mining — 2.7%
Arconic Corp.(a)(b)	1,402,502	41,486,009
ATI, Inc.(a)(b)	682,822	30,201,217
Carpenter Technology Corp.	679,043	38,114,684
Century Aluminum Co.(a)(b)	721,960	6,295,491
Compass Minerals International, Inc.	478,430	16,266,620
Haynes International, Inc.	59,242	3,010,678
Materion Corp.	124,166	14,179,757
Olympic Steel, Inc.	133,569	6,544,881
SunCoke Energy, Inc.	1,172,252	9,225,623
TimkenSteel Corp.(a)(b)	310,503	6,697,550
Warrior Met Coal, Inc.	320,504	12,483,631
		184,506,141
Mortgage Real Estate Investment Trusts (REITs) — 2.5%
Apollo Commercial Real Estate Finance, Inc.	1,822,045	20,625,549
Arbor Realty Trust, Inc.(b)	1,431,785	21,219,054
Ellington Financial, Inc.	893,957	12,336,606
Franklin BSP Realty Trust, Inc.	1,148,095	16,257,025
Invesco Mortgage Capital, Inc.	322,991	3,704,707
KKR Real Estate Finance Trust, Inc.	813,005	9,894,271
New York Mortgage Trust, Inc.(b)	1,277,529	12,673,088
PennyMac Mortgage Investment Trust	1,221,721	16,468,799
Ready Capital Corp.	2,255,242	25,439,130
Redwood Trust, Inc.	1,597,610	10,176,776
Two Harbors Investment Corp.	1,349,522	18,731,365
		167,526,370
Multi-Utilities — 0.6%
Avista Corp.	1,060,748	41,655,574
Office REITs — 1.7%
Brandywine Realty Trust	2,408,662	11,200,278
Douglas Emmett, Inc.	1,380,224	17,349,416
Security	Shares	Value
Office REITs (continued)
Easterly Government Properties, Inc.	1,308,561	$ 18,974,135
Hudson Pacific Properties, Inc.	1,795,529	7,577,132
JBG SMITH Properties	1,358,541	20,432,457
Office Properties Income Trust	675,723	5,203,067
Orion Office REIT, Inc.	788,744	5,213,598
SL Green Realty Corp.	899,988	27,044,639
		112,994,722
Oil, Gas & Consumable Fuels — 1.8%
California Resources Corp.	700,348	31,718,761
Callon Petroleum Co.(a)(b)	359,746	12,616,292
CVR Energy, Inc.	182,570	5,469,797
Green Plains, Inc.(a)(b)	832,401	26,836,608
Par Pacific Holdings, Inc.(a)	786,848	20,938,026
Talos Energy, Inc.(a)(b)	695,591	9,647,847
World Kinect Corp.	870,534	18,002,643
		125,229,974
Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)	236,335	7,402,012
Mercer International, Inc.	325,700	2,628,399
Sylvamo Corp.	191,971	7,765,227
		17,795,638
Passenger Airlines — 0.9%
Allegiant Travel Co.(a)	218,952	27,649,259
Hawaiian Holdings, Inc.(a)(b)	720,086	7,755,326
SkyWest, Inc.(a)	620,976	25,286,143
		60,690,728
Personal Care Products — 0.7%
Edgewell Personal Care Co.	371,314	15,338,982
Nu Skin Enterprises, Inc., Class A	699,271	23,215,797
USANA Health Sciences, Inc.(a)	156,725	9,879,944
		48,434,723
Pharmaceuticals — 0.4%
ANI Pharmaceuticals, Inc.(a)(b)	92,988	5,005,544
Ligand Pharmaceuticals, Inc.(a)	105,568	7,611,453
Phibro Animal Health Corp., Class A	286,782	3,928,913
Prestige Consumer Healthcare, Inc.(a)(b)	208,874	12,413,382
		28,959,292
Professional Services — 0.9%
Forrester Research, Inc.(a)	157,489	4,581,355
Heidrick & Struggles International, Inc.	279,951	7,410,303
Kelly Services, Inc., Class A, NVS	458,081	8,066,807
Korn Ferry	381,858	18,917,245
Resources Connection, Inc.	446,347	7,012,111
TrueBlue, Inc.(a)	433,746	7,681,642
TTEC Holdings, Inc.	133,263	4,509,620
		58,179,083
Real Estate Management & Development — 1.0%
Anywhere Real Estate, Inc.(a)(b)	1,545,121	10,321,408
Cushman & Wakefield PLC(a)(b)	2,284,159	18,684,421
eXp World Holdings, Inc.(b)	753,335	15,277,634
Kennedy-Wilson Holdings, Inc.	1,062,486	17,350,396
REX Holdings, Inc., Class A	251,932	4,852,210
		66,486,069
Residential REITs — 0.7%
Centerspace	209,606	12,861,424
Elme Communities	1,229,152	20,207,259
NexPoint Residential Trust, Inc.	149,869	6,816,042
Veris Residential, Inc.(a)	490,864	7,878,367
		47,763,092

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs — 2.5%
Acadia Realty Trust	1,330,339	$ 19,143,578
Getty Realty Corp.	226,641	7,664,999
Macerich Co.	206,691	2,329,407
Phillips Edison & Co., Inc.	934,848	31,859,620
Retail Opportunity Investments Corp.	1,765,870	23,856,904
RPT Realty	1,214,558	12,692,131
Saul Centers, Inc.	78,342	2,885,336
SITE Centers Corp.	2,545,776	33,655,159
Tanger Factory Outlet Centers, Inc.	663,176	14,636,294
Urban Edge Properties	807,135	12,454,093
Urstadt Biddle Properties, Inc., Class A	175,656	3,734,446
Whitestone REIT	648,157	6,287,123
		171,199,090
Semiconductors & Semiconductor Equipment — 1.9%
CEVA, Inc.(a)	128,772	3,290,125
Cohu, Inc.(a)	226,226	9,401,953
FormFactor, Inc.(a)	1,078,807	36,916,775
Ichor Holdings Ltd.(a)(b)	407,117	15,266,887
Semtech Corp.(a)	893,492	22,748,306
SiTime Corp.(a)	106,112	12,518,033
SMART Global Holdings, Inc.(a)	685,069	19,873,852
Ultra Clean Holdings, Inc.(a)(b)	281,813	10,838,528
		130,854,459
Software — 1.2%
8x8, Inc.(a)(b)	860,794	3,641,159
Adeia, Inc.	1,483,669	16,335,196
Cerence, Inc.(a)(b)	562,494	16,441,699
Consensus Cloud Solutions, Inc.(a)(b)	78,954	2,447,574
Digital Turbine, Inc.(a)(b)	458,232	4,252,393
Ebix, Inc.	328,193	8,270,463
LiveRamp Holdings, Inc.(a)(b)	408,053	11,653,994
N-able, Inc.(a)(b)	303,919	4,379,473
OneSpan, Inc.(a)(b)	255,696	3,794,529
Xperi, Inc.(a)(b)	594,423	7,816,662
		79,033,142
Specialized REITs — 0.9%
Four Corners Property Trust, Inc.	402,359	10,219,919
Outfront Media, Inc.	2,052,995	32,273,081
Safehold, Inc.	564,408	13,393,402
Uniti Group, Inc.	1,834,711	8,476,365
		64,362,767
Specialty Retail — 7.0%
Aaron’s Co., Inc.	430,817	6,091,752
Abercrombie & Fitch Co., Class A(a)	699,624	26,361,832
Academy Sports & Outdoors, Inc.(b)	571,222	30,874,549
American Eagle Outfitters, Inc.	2,566,015	30,278,977
America’s Car-Mart, Inc.(a)(b)	81,050	8,087,169
Asbury Automotive Group, Inc.(a)(b)	165,676	39,831,824
Boot Barn Holdings, Inc.(a)	162,920	13,797,695
Buckle, Inc.	130,128	4,502,429
Caleres, Inc.	508,572	12,170,128
Chico’s FAS, Inc.(a)(b)	1,727,928	9,244,415
Designer Brands, Inc., Class A	724,181	7,314,228
Group 1 Automotive, Inc.	197,866	51,069,215
Guess?, Inc.	418,845	8,146,535
Haverty Furniture Cos., Inc.	92,125	2,784,018
Hibbett, Inc.	84,480	3,065,779
Leslie’s, Inc.(a)(b)	727,887	6,834,859
MarineMax, Inc.(a)(b)	306,005	10,453,131
Monro, Inc.	439,911	17,873,584
National Vision Holdings, Inc.(a)(b)	459,505	11,161,376
Security	Shares	Value
Specialty Retail (continued)
ODP Corp.(a)	474,482	$ 22,215,247
Sally Beauty Holdings, Inc.(a)(b)	1,501,594	18,544,686
Shoe Carnival, Inc.	236,073	5,542,994
Signet Jewelers Ltd.	631,247	41,195,179
Sleep Number Corp.(a)(b)	309,756	8,450,144
Sonic Automotive, Inc., Class A	222,830	10,622,306
Upbound Group, Inc.	703,231	21,891,581
Urban Outfitters, Inc.(a)	841,207	27,869,188
Victoria’s Secret & Co.(a)(b)	1,097,462	19,128,763
		475,403,583
Technology Hardware, Storage & Peripherals — 0.1%
Avid Technology, Inc.(a)(b)	190,259	4,851,605
Corsair Gaming, Inc.(a)(b)	253,288	4,493,329
		9,344,934
Textiles, Apparel & Luxury Goods — 1.8%
G-III Apparel Group Ltd.(a)	574,892	11,078,169
Hanesbrands, Inc.(b)	4,897,617	22,235,181
Kontoor Brands, Inc.	697,753	29,375,401
Movado Group, Inc.	217,729	5,841,669
Oxford Industries, Inc.	62,085	6,110,406
Steven Madden Ltd.	999,060	32,659,271
Wolverine World Wide, Inc.	1,112,975	16,349,603
		123,649,700
Tobacco — 0.4%
Universal Corp.	342,769	17,117,884
Vector Group Ltd.	1,040,259	13,325,718
		30,443,602
Trading Companies & Distributors — 1.3%
DXP Enterprises, Inc.(a)(b)	203,795	7,420,176
GMS, Inc.(a)	577,832	39,985,974
NOW, Inc.(a)	1,492,596	15,463,295
Veritiv Corp.	189,822	23,843,541
		86,712,986
Water Utilities — 0.5%
American States Water Co.	160,605	13,972,635
California Water Service Group	298,115	15,391,678
Middlesex Water Co.	88,937	7,173,658
		36,537,971
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(a)	319,815	5,440,053
Shenandoah Telecommunications Co.	700,553	13,611,745
Telephone & Data Systems, Inc.	1,384,495	11,394,394
		30,446,192
Total Long-Term Investments — 97.2% (Cost: $7,033,582,601)		6,614,886,044

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(d)(e)	517,790,851	$ 517,894,409
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	175,918,047	175,918,047
Total Short-Term Securities — 10.2% (Cost: $693,706,120)		693,812,456
Total Investments — 107.4% (Cost: $7,727,288,721)		7,308,698,500
Liabilities in Excess of Other Assets — (7.4)%		(505,515,783)
Net Assets — 100.0%		$ 6,803,182,717
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 417,296,861	$ 100,642,710 (a)	$ —	$ (21,544)	$ (23,618)	$ 517,894,409	517,790,851	$ 506,558 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	198,053,688	—	(22,135,641) (a)	—	—	175,918,047	175,918,047	1,654,937	—
				$ (21,544)	$ (23,618)	$ 693,812,456		$ 2,161,495	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	252	09/15/23	$ 23,986	$ 442,785

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P Small-Cap 600 Value ETF
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty (a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$ (25,654,676)	$ (29,788)(c)	$ 25,661,126	0.4%
	Monthly	HSBC Bank PLC(d)	02/10/23	(44,894,187)	(250,045)(e)	44,420,172	0.7
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	(94,556,415)	(2,186,497) (g)	92,575,733	1.4
					$ (2,466,330)	$ 162,657,031
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(36,239) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(223,970) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(205,815) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	40 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date February 27, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp.	1,979	$ 51,355	0.2%
Pathward Financial, Inc.	6,074	281,591	1.1
TrustCo Bank Corp.	571	16,336	0.1
United Community Banks, Inc.	1,409	35,211	0.1
Washington Federal, Inc.	1,295	34,343	0.1
WSFS Financial Corp.	15,911	600,163	2.4
		1,018,999
Capital Markets
Moelis & Co., Class A	363,559	16,483,765	64.3
WisdomTree, Inc.	8,140	55,840	0.2
		16,539,605
Commercial Services & Supplies
Pitney Bowes, Inc.	2,851	10,093	0.0
Consumer Finance
Bread Financial Holdings, Inc.	241,250	7,572,837	29.5
Green Dot Corp., Class A	24,813	464,996	1.8
		8,037,833
Insurance
Horace Mann Educators Corp.	1,749	51,875	0.2
James River Group Holdings Ltd.	149	2,721	0.0
		54,596
	Shares	Value	% of Basket Value
Insurance (continued)
Net Value of Reference Entity — Goldman Sachs Bank USA		$ 25,661,126
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Ameris Bancorp	1,620	$ 55,420	0.1%
Atlantic Union Bankshares Corp.	16,957	440,034	1.0
Central Pacific Financial Corp.	27,781	436,440	1.0
Eagle Bancorp, Inc.	48,989	1,036,607	2.3
Fulton Financial Corp.	654,290	7,799,137	17.6
Hope Bancorp, Inc.	5,431	45,729	0.1
Pathward Financial, Inc.	9,594	444,778	1.0
Southside Bancshares, Inc.	4,748	124,208	0.3
TrustCo Bank Corp.	571	16,336	0.0
Washington Federal, Inc.	15,621	414,269	0.9
		10,812,958
Commercial Services & Supplies
Pitney Bowes, Inc.	203,926	721,898	1.6
Consumer Finance
Green Dot Corp., Class A	212,348	3,979,401	9.0

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P Small-Cap 600 Value ETF
	Shares	Value	% of Basket Value
Financial Services
Radian Group, Inc.	1,395	$ 35,266	0.1%
Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	1,103,880	16,359,502	36.8
Office REITs
Douglas Emmett, Inc.	995,318	12,511,147	28.2
Net Value of Reference Entity — HSBC Bank PLC		$ 44,420,172
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2023.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Banc of California, Inc.	3,616	$ 41,874	0.0%
	Shares	Value	% of Basket Value
Banks (continued)
Central Pacific Financial Corp.	46,203	$ 725,849	0.8%
Pathward Financial, Inc.	8,595	398,464	0.4
Veritex Holdings, Inc.	8,727	156,475	0.2
		1,322,662
Capital Markets
Artisan Partners Asset Management, Inc., Class A	346,044	13,602,990	14.7
Consumer Finance
Bread Financial Holdings, Inc.	9,937	311,923	0.3
Green Dot Corp., Class A	412,322	7,726,914	8.4
		8,038,837
Financial Services
Radian Group, Inc.	1,503,934	38,019,451	41.1
Retail REITs
Macerich Co.	2,803,176	31,591,793	34.1
Net Value of Reference Entity — JPMorgan Chase Bank NA		$ 92,575,733

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® S&P Small-Cap 600 Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 6,614,886,044	$ —	$ —	$ 6,614,886,044
Short-Term Securities
Money Market Funds	693,812,456	—	—	693,812,456
	$ 7,308,698,500	$ —	$ —	$ 7,308,698,500
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 442,785	$ —	$ —	$ 442,785
Liabilities
Equity Contracts	—	(2,466,330)	—	(2,466,330)
	$ 442,785	$ (2,466,330)	$ —	$ (2,023,545)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust